SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2021
SUBSEQUENT EVENTS
NOTE 12 - SUBSEQUENT EVENTS

During April 2021, the Company received $220,000 from a third party. The third party had previously advanced the Company $275,000, as detailed in Note 5. The Company and the third party agreed that the total amount advanced, $495,000, was to be used to purchase common stock and on May 5, 2021, the Company and the third party entered into a securities purchase agreement whereby the $495,000 was to be used to purchase 9,250,000 common shares to be issued by the Company.